Debt - Senior Secured Notes due 2026 (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 3,179			$ 50,676
Senior Unsecured Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 700,000
Interest Rate	4.50%
Redemption due to change in control (as a percent)		101.00%
Redemption price (as a percentage of principal)		100.00%
Senior Unsecured Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price (as a percentage of principal)		100.00%
Senior Secured Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption (as a percent)		40.00%
Redemption through equity offerings, redemption price (as a percent)		104.50%
Required principal amount remaining after redemption (as a percent)		50.00%
Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 900,000	$ 2,818,800	$ 2,847,400
Interest Rate		3.86%	3.626%
Redemption (as a percent)	0.25%
Repayments of Debt			$ 1,550,000
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 250,000	$ 175,000			$ 350,000
Interest Rate		3.359%
Sublimit	$ 40,000
Repayments of Debt			$ 175,000
Senior Unsecured Notes 2024
Debt Instrument [Line Items]
Interest Rate				7.875%
Redemption price (as a percentage of principal)	103.938%
Letter of credit
Debt Instrument [Line Items]
Sublimit	$ 40,000